Risk Management - Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value) (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Sensitivity analysis for interest rate risk [line items]
Financial assets		$ 20,382,605	$ 20,382,605
Interest rate risk [member] | Banking book [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	$ 28,706,104		24,399,969
Financial liabilities	(29,475,307)		(26,358,668)
Derivatives	729,830		(320,596)
Interest rate risk [member] | Banking book [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	9,253,787		8,818,335
Financial liabilities	(13,188,076)		(12,154,211)
Derivatives	1,981,913		1,068,503
Interest rate risk [member] | Banking book [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	10,270,748		9,063,600
Financial liabilities	(6,861,690)		(5,747,131)
Derivatives	(1,625,472)		(2,439,315)
Interest rate risk [member] | Banking book [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,519,149		1,559,546
Financial liabilities	(3,887,713)		(3,169,992)
Derivatives	619,127		1,272,218
Interest rate risk [member] | Banking book [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,662,420		4,958,488
Financial liabilities	(5,537,828)		(5,287,334)
Derivatives	(245,738)		(222,002)
Interest rate risk [member] | Banking book [member] | Up to one month [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	7,361,827		7,436,586
Financial liabilities	(14,009,676)		(11,817,755)
Derivatives	(729,147)		256,630
Interest rate risk [member] | Banking book [member] | Up to one month [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,519,009		4,256,811
Financial liabilities	(8,733,561)		(6,418,945)
Derivatives	(209,799)		819,878
Interest rate risk [member] | Banking book [member] | Up to one month [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	466,115		481,000
Financial liabilities	(214,266)		(352,331)
Derivatives	(366,332)		(1,209,472)
Interest rate risk [member] | Banking book [member] | Up to one month [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,469,457		702,899
Financial liabilities	(1,319,813)		(1,861,588)
Derivatives	(50,293)		879,996
Interest rate risk [member] | Banking book [member] | Up to one month [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,907,246		1,995,876
Financial liabilities	(3,742,036)		(3,184,891)
Derivatives	(102,723)		(233,772)
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,732,465		2,246,446
Financial liabilities	(2,685,555)		(2,349,046)
Derivatives	444,096		(35,782)
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,000,478		892,701
Financial liabilities	(1,463,211)		(1,147,278)
Derivatives	1,521,695		456,293
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	447,398		510,095
Financial liabilities	(181,744)		(255,086)
Derivatives	(1,221,035)		(508,032)
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	623,505		263,710
Financial liabilities	(643,544)		(318,197)
Derivatives	263,381		(47,020)
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	661,084		579,940
Financial liabilities	(397,056)		(628,485)
Derivatives	(119,945)		62,977
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,510,072		5,019,349
Financial liabilities	(4,724,403)		(4,811,419)
Derivatives	251,673		(808,002)
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,753,132		1,688,269
Financial liabilities	(2,101,205)		(3,162,828)
Derivatives	394,300		268,834
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,329,598		2,008,605
Financial liabilities	(190,917)		(423,122)
Derivatives	(469,699)		(817,140)
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,197,716		547,828
Financial liabilities	(1,750,434)		(539,389)
Derivatives	452,557		70,834
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,229,626		774,647
Financial liabilities	(681,847)		(686,080)
Derivatives	(125,485)		(330,530)
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	4,787,052		4,535,451
Financial liabilities	(2,206,000)		(3,107,492)
Derivatives	(21,576)		186,303
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,800,011		1,315,539
Financial liabilities	(560,099)		(1,204,044)
Derivatives	209,804		(324,113)
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,845,604		2,172,278
Financial liabilities	(1,072,879)		(968,507)
Derivatives	(330,428)		(226,061)
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	126,122		33,258
Financial liabilities	(173,922)		(450,818)
Derivatives	(38,395)		361,999
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,015,315		1,014,376
Financial liabilities	(399,100)		(484,123)
Derivatives	137,443		374,478
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	8,314,688		5,162,137
Financial liabilities	(5,849,673)		(4,272,956)
Derivatives	784,784		80,255
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,181,157		665,015
Financial liabilities	(330,000)		(221,116)
Derivatives	65,913		(152,389)
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	6,182,033		3,891,622
Financial liabilities	(5,201,884)		(3,748,085)
Derivatives	762,022		321,390
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	102,349		11,851
Derivatives	(8,123)		6,409
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	849,149		593,649
Financial liabilities	(317,789)		(303,755)
Derivatives	$ (35,028)		$ (95,155)